Debt - 4.125% Senior Notes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal	$ 1,180,000,000	$ 1,000,000,000
Senior Notes | 4.125% Senior Notes due 2026
Debt Instrument [Line Items]
Senior notes interest rate (as a percent)	4.125%	4.125%
Principal	$ 500,000,000	$ 500,000,000